Expense Example - Retail Class - Transamerica Small Cap Value	Mar. 01, 2021 USD ($)
A
Expense Example:
1 year	$ 675
3 years	957
5 years	1,261
10 years	2,119
C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,379
I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
R6
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131